Income taxes - Components of Income Tax Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Expense for the year	$ 127
Current income tax expense	127
Origination and reversal of temporary differences	52,653	$ 63,178
Change in unrecognized deductible temporary differences	26,844	63,051
Other	(3,165)	(1,833)
Deferred income tax (expense) recovery	22,644	(1,706)
Income tax (expense) recovery	$ (22,517)	$ 1,706